Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule Of Company’s Net Accounts Receivable
	December 31,	December 31,
	2021	2020
Trade accounts receivable	$156,852	$402,428
Less: allowance for doubtful accounts	(109,792)	-
Accounts receivable, net	$47,060	$402,428